Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive income (loss) [Line Items]
Balance as pf January 1, 2015	$ (3,647)	$ 1,908
Other comprehensive income before reclassifications	(8,551)	(6,548)
Amounts reclassified from accumulated other comprehensive income	1,424	993
Other comprehensive income (loss)	(7,127)	(5,555)
Balance as of December 31,2015	(10,774)	(3,647)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance as pf January 1, 2015	(1,243)	153
Other comprehensive income before reclassifications	(288)	(2,222)
Amounts reclassified from accumulated other comprehensive income	1,424	826
Other comprehensive income (loss)	1,136	(1,396)
Balance as of December 31,2015	(107)	(1,243)
Foreign currency translation adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance as pf January 1, 2015	(2,404)	1,922
Other comprehensive income before reclassifications	$ (8,263)	$ (4,326)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss)	$ (8,263)	$ (4,326)
Balance as of December 31,2015	$ (10,667)	(2,404)
Other [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance as pf January 1, 2015		$ (167)
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income		$ 167
Other comprehensive income (loss)		$ 167
Balance as of December 31,2015